GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)
Changes in the carrying amount of goodwill
Balance as of January 1	$ 40,397	¥ 261,686	¥ 52,819
Goodwill acquired in business combinations (note 3)	53,862	348,910	210,152
Foreign currency translation adjustments	4,071	26,370	(1,285)
Balance as of December 31	$ 94,665	¥ 613,220	¥ 261,686
Number of reporting units	2	2
Impairment of goodwill	$ 3,665	¥ 23,746